BALANCE SHEET DETAILS - Accrued Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Accrued liabilities:
Research and development	$ 119	$ 399	$ 404
Payroll	417	371	368
Legal		45	438
Purchase commitment liability			215
Deferred Revenue			8
Other	67	164	170
Total	$ 863	$ 934	$ 1,603